================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ];  Amendment Number:______________________
       This Amendment (Check only one.): [   ] is a restatement
                                         [   ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:     Elliott & Page Limited
Address:  200 Bloor Street, East
          Compliance Dept. NT - 5
          Toronto, Ontario, Canada M4W 1E5

Form 13F File Number:     NOT YET ASSIGNED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Gordon Pansegrau
Title:Chief Compliance Officer, Investments
Phone:(416) 926-5685

Signature, Place and Date of Signing:

Gordon Pansegrau            Toronto, Ontario, Canada           November 11, 2005
----------------            ------------------------           -----------------
 [Signature]               [City, Province, Country]               [Date]

Report Type (check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

================================================================================

Form 13F File Number                Name
--------------------                ----
28-4428                             The Manufacturers Life Insurance Company


